Debt (Detail) - USD ($)		12 Months Ended
	Mar. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-term debt:
Amount borrowed		$ 75,847,000	$ 30,000,000	$ 1,000,000
Outstanding amount		25,847,000	$ 44,888,000
Revolving Credit Agreement | Revolving credit facility
Long-term debt:
Borrowing capacity		125,000,000
Additional borrowing capacity under certain circumstances		$ 50,000,000
Minimum consolidated fixed charge coverage ratio		1.15%
Amount borrowed	$ 50,800,000
Outstanding amount		$ 25,800,000
Revolving Credit Agreement | Revolving credit facility | Minimum
Long-term debt:
Fee for undrawn amounts (as a percent)		0.25%
Revolving Credit Agreement | Revolving credit facility | Maximum
Long-term debt:
Fee for undrawn amounts (as a percent)		0.30%
Revolving Credit Agreement | Revolving credit facility | Base Rate | Minimum
Long-term debt:
Interest rate, margin added to reference rate (as a percent)		0.50%
Revolving Credit Agreement | Revolving credit facility | Base Rate | Maximum
Long-term debt:
Interest rate, margin added to reference rate (as a percent)		1.00%
Revolving Credit Agreement | Revolving credit facility | Federal Funds rate
Long-term debt:
Interest rate, margin added to reference rate (as a percent)		0.50%
Revolving Credit Agreement | Revolving credit facility | One month LIBOR rate
Long-term debt:
Interest rate, margin added to reference rate (as a percent)		2.00%
Revolving Credit Agreement | Revolving credit facility | LIBOR
Long-term debt:
Weighted average interest rate		2.19%
Revolving Credit Agreement | Revolving credit facility | LIBOR | Minimum
Long-term debt:
Interest rate, margin added to reference rate (as a percent)		1.50%
Revolving Credit Agreement | Revolving credit facility | LIBOR | Maximum
Long-term debt:
Interest rate, margin added to reference rate (as a percent)		2.00%
Prior Debt Facility
Long-term debt:
Liquidation fee upon completion of IPO		$ 800,000